Note 5 - Convertible Loans and Interest Payable	6 Months Ended
Feb. 28, 2015
Notes
Note 5 - Convertible Loans and Interest Payable

Note 5 – Convertible Loans and Interest Payable

The Company entered into note agreements and subsequent modifications and settlements on convertible notes.  These notes are convertible into the Company’s common stock and are due usually within one year.  The notes were issued with original issuance discounts of twelve percent which was immediately convertible into common stock and if the note was not repaid in ninety days the zero percent interest rate was replaced with an immediate prepaid interest charge at ten percent with was subject to conversion.  The Conversion terms were both fixed and variable if the trading prices did not meet the fix conversion price.  See the derivative discussion in Note 6 concerning these loans.

	February 28, 2015	August 31,2014
Convertible Loans and Accrued Interest:
St. George Investments	$ 500,000	$ 600,000
St. George Investments, 10% interest prepaid	-
JMJ Investments, 10% interest prepaid
	$ 500,000	$ 600,000

Note 6 – Derivative Liabilities

The Company entered into certain convertible loan agreements during 2012 and 2013.  These agreements contained terms that allowed for the conversion of the debt into common stock.  The basic agreement was originally with $0.25 conversion prices unless the stock sold at less than $0.25.  If the trades were at less than original term, the debt holders could elect to convert their debt at sixty percent of the lowest trading price in the 25 trading days prior to the conversion notice.  Because of these terms, the debt conversion clause requires that the Company account for these note balances as derivatives valued at the fair market value of the Company’s common stock on the day of any financial reporting period.   At February 28, 2015 and 2014, the fully convertible shares would be 11,904,762 and 4,596,667 common shares, respectively.

	February 28, 2015	February 28,2014
Derivative Liabilities on Convertible Loans:
St. George Investments	$ 333,333	$ 183,867
	$ 333,333	$ 183,86